FAIR VALUE (Tables)	12 Months Ended
Dec. 30, 2023
FAIR VALUE
Assets measured at fair value

	December 30, 2023				December 31, 2022
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other	Prices with
	Active	Observable	Unobservable		Active	Observable	Unobservable
	Markets	Inputs	Inputs		Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Money market funds	$492,800	$6,133	$—	$498,933	$390,219	$1,286	$—	$391,505
Fixed income funds	5,112	18,976	—	24,088	2,594	16,692	—	19,286
Treasury securities	344	—	—	344	343	—	—	343
Equity securities	16,411	—	10,500	26,911	17,337	—	—	17,337
Alternative investments	—	—	4,052	4,052	—	—	4,102	4,102
Mutual funds:
Domestic stock funds	13,330	—	—	13,330	13,067	—	—	13,067
International stock funds	509	—	—	509	1,414	—	—	1,414
Target funds	9	—	—	9	8	—	—	8
Bond funds	5	—	—	5	130	—	—	130
Alternative funds	474	—	—	474	474	—	—	474
Total mutual funds	14,327	—	—	14,327	15,093	—	—	15,093
Total	$528,994	$25,109	$14,552	$568,655	$425,586	$17,978	$4,102	$447,666

Available for sale investment portfolio

Ardellis’ available for sale investment portfolio, including funds held with the State of Michigan, consists of the following (in thousands):

	December 30, 2023			December 31, 2022
		Unrealized			Unrealized
	Cost	Gain (Loss)	Fair Value	Cost	Gain (Loss)	Fair Value
Fixed income	$25,514	$(1,426)	$24,088	$21,399	$(2,113)	$19,286
Treasury securities	344	—	344	343	—	343
Equity	13,523	2,888	16,411	15,762	1,575	17,337
Mutual funds	12,348	1,934	14,282	13,430	1,144	14,574
Alternative investments	3,211	841	4,052	3,105	997	4,102
Total	$54,940	$4,237	$59,177	$54,039	$1,603	$55,642